Short-Term Borrowings (Schedule Of Short-Term Borrowings) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 06, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Total credit facility borrowing capacity		$ 2,000	$ 2,000	$ 2,000
Available unused credit		$ 1,991	1,944	1,178
Weighted average interest rate		1.20%
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding			$ (46)	$ (813)
Weighted average interest rate			1.84%	2.74%
Letter of Credit [Member]
Short-term Debt [Line Items]
Outstanding		$ (9)	$ (10)	$ (9)
Weighted average interest rate			1.20%
London Interbank Offered Rate (LIBOR) [Member]
Short-term Debt [Line Items]
Spread over variable rate		1.00%	1.00%
London Interbank Offered Rate (LIBOR) [Member] | Credit Facility [Member]
Short-term Debt [Line Items]
Spread over variable rate			1.00%
Federal Funds Effective Rate [Member]
Short-term Debt [Line Items]
Spread over variable rate	0.50%
Federal Funds Effective Rate [Member] | Credit Facility [Member]
Short-term Debt [Line Items]
Spread over variable rate			0.50%